Stock-based Compensation (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Stock Option [Member]
Weighted Average Expected Life in Years	5 years	5 years	5 years
Weighted Average Risk Free Interest Rate	2.84%	1.76%	1.28%
Weighted Average Volatility	134.00%	120.00%	133.54%
Forfeiture Rate	0.00%	0.00%	0.00%
Expected Dividend Yield	0.00%	0.00%
Warrants
Weighted Average Volatility			150.00%
Forfeiture Rate		0.00%	0.00%
Expected Dividend Yield		0.00%	0.00%
Class O Warrants [Member]
Forfeiture Rate		0.00%
Expected Dividend Yield		0.00%